UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06083

Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2025—May 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Ohio Long-Term Tax-Exempt Fund Investor Shares - VOHIX

Vanguard Ohio Long-Term Tax-Exempt Fund

Investor Shares (VOHIX)

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard Ohio Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$1,548
Number of Portfolio Holdings	880
Portfolio Turnover Rate	5%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	6.6%
1 to 3 Years	2.2%
3 to 5 Years	4.5%
5 to 10 Years	9.2%
10 to 20 Years	38.8%
20 to 30 Years	29.0%
Greater than 30 Years	9.6%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR97

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2026
Vanguard Ohio Long-Term Tax-Exempt Fund

Contents
Financial Statements	1

Ohio Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.8%)
Ohio (98.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	495	532
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2030	130	142
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	500	506
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	3.000%	11/15/2030	5,765	5,816
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	555	584
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	1,600	1,682
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	2,750	2,891
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	2,185	2,297
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	250	263
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2030	600	656
[1]	Akron City School District COP	5.000%	8/1/2053	1,000	1,024
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/2030	535	537
	Akron OH GO	5.000%	12/1/2041	500	533
	Akron OH GO	5.000%	12/1/2042	525	556
	Akron OH GO	5.000%	12/1/2044	650	677
	Akron OH Income Tax Revenue	4.000%	12/1/2028	285	290
	Akron OH Income Tax Revenue	3.000%	12/1/2029	1,820	1,822
	Akron OH Income Tax Revenue	4.000%	12/1/2029	610	620
	Akron OH Income Tax Revenue	3.000%	12/1/2030	1,870	1,868
	Akron OH Income Tax Revenue	4.000%	12/1/2030	405	420
	Akron OH Income Tax Revenue	3.000%	12/1/2031	1,075	1,065
	Akron OH Income Tax Revenue	4.000%	12/1/2031	1,500	1,519
	Akron OH Income Tax Revenue	4.000%	12/1/2031	370	382
	Akron OH Income Tax Revenue	5.000%	12/1/2031	900	901
	Akron OH Income Tax Revenue	3.000%	12/1/2032	1,655	1,633
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,315	1,329
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,285	1,321
	Akron OH Income Tax Revenue	4.000%	12/1/2033	120	122
	Akron OH Income Tax Revenue	4.000%	12/1/2033	1,325	1,357
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	2,350	2,491
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	1,900	1,905
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	1,000	1,093
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	1,000	976
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	9,000	9,792
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	3,875	3,643
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2047	8,935	7,907
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	2.900%	6/1/2026	3,500	3,500
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	2.900%	6/1/2026	2,400	2,400
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	1.600%	6/3/2026	1,995	1,995
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	1.500%	6/4/2026	1,900	1,900
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/2031	1,300	1,282
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/2040	4,325	3,944
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2035	180	182
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2036	225	228
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2037	300	302
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2038	375	377
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2037	205	230
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2038	425	475
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2040	700	770
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2041	1,465	1,599
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2042	1,540	1,671
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2043	1,000	1,085
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2043	415	450
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2044	1,000	1,078
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2044	500	539
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2045	525	561
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2043	1,000	1,077
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2044	460	493
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2045	1,100	1,168
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2046	1,500	1,581

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2048	1,325	1,370
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2042	475	513
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2038	1,000	1,010
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2044	1,500	1,611
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2046	1,000	1,058
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2033	100	107
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	1,500	1,640
	Apollo Joint Vocational School District GO	5.000%	12/1/2029	1,195	1,234
	Apollo Joint Vocational School District GO	4.000%	12/1/2035	1,470	1,483
	Apollo Joint Vocational School District GO	4.000%	12/1/2036	1,000	1,007
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/2041	1,790	1,800
	Athens City School District GO	4.000%	12/1/2031	400	411
	Athens City School District GO	3.250%	12/1/2048	2,000	1,596
	Avon Lake City School District GO	5.250%	12/1/2062	4,000	4,172
[3]	Bedford City School District GO	5.500%	12/1/2044	1,325	1,428
[3]	Bedford City School District GO	5.500%	12/1/2050	3,915	4,124
[3]	Bedford City School District GO	5.500%	12/1/2058	2,000	2,093
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/2046	1,085	850
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/2047	1,120	863
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/2049	950	712
	Belpre City School District GO	6.000%	11/1/2062	2,000	2,203
[3]	Belpre City School District GO	6.000%	11/1/2062	2,420	2,665
	Big Walnut Local School District GO	5.000%	12/1/2042	920	945
	Big Walnut Local School District GO	3.250%	12/1/2048	3,120	2,503
	Big Walnut Local School District GO	3.500%	12/1/2055	290	228
[4,5]	Blanchard Valley Port Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2046	1,020	1,032
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,110	2,166
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	2,000	2,008
	Bowling Green State University College & University Revenue	5.000%	6/1/2028	300	307
	Bowling Green State University College & University Revenue	5.000%	6/1/2029	435	445
	Bowling Green State University College & University Revenue	5.000%	6/1/2033	600	644
	Bowling Green State University College & University Revenue	5.000%	6/1/2037	700	740
	Bowling Green State University College & University Revenue	4.000%	6/1/2038	500	506
	Bowling Green State University College & University Revenue	4.000%	6/1/2039	270	271
	Bowling Green State University College & University Revenue	5.000%	6/1/2042	2,000	2,022
	Bowling Green State University College & University Revenue	5.000%	6/1/2042	1,250	1,368
[3]	Brunswick City School District GO	0.000%	12/1/2035	200	137
[3]	Brunswick City School District GO	0.000%	12/1/2036	200	131
[3]	Brunswick City School District GO	5.250%	12/1/2053	1,000	1,037
[3]	Brunswick City School District GO	5.500%	12/1/2060	2,785	2,911
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	2,450	2,629
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	4,390	4,642
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	3,065	3,212
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	2,000	2,017
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	5,375	5,398
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	7,030	6,927
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2048	34,000	29,622
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2030	1,010	1,007
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	1,075	1,068
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	1,215	1,192
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	1,000	973
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	100	101
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	270	273
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2034	375	377
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2035	390	391
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2036	400	398
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2037	210	208
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2038	215	211
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2039	230	223
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2040	235	226
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	245	233
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2051	1,300	1,079
	Butler County Transportation Improvement District Tax Increment/Allocation Revenue	4.000%	12/1/2028	2,200	2,202
	Canton City School District GO	5.000%	12/1/2043	1,555	1,633
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	380	385
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2037	1,500	1,513
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2050	600	571
	Chillicothe OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2042	270	253
[1]	Chillicothe OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2042	1,590	1,510
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/2031	500	505

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/2032	400	404
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/2033	400	404
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/2034	565	565
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/2035	670	670
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/2036	445	445
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/2037	1,000	1,000
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/2038	700	700
[1]	Clark County Northeastern Local School District GO	4.000%	12/1/2029	785	810
[1]	Clark County Northeastern Local School District GO	4.000%	12/1/2034	790	805
[1]	Clark County Northeastern Local School District GO	4.000%	12/1/2055	3,750	3,371
	Clark Shawnee Local School District GO	4.000%	11/1/2031	400	406
	Clark Shawnee Local School District GO	4.000%	11/1/2032	660	669
	Clark Shawnee Local School District GO	4.000%	11/1/2034	860	870
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2028	150	156
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2029	210	219
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2032	545	564
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2034	760	783
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/2035	925	942
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2036	1,000	1,025
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2037	595	608
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2038	825	840
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2031	530	537
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2035	1,775	1,788
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2036	500	503
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2037	2,200	2,208
	Cleveland Heights & University Heights City School District GO	3.500%	12/1/2051	225	179
	Cleveland OH GO	3.000%	12/1/2031	1,500	1,494
	Cleveland OH GO	4.000%	12/1/2031	385	399
	Cleveland OH GO	3.000%	12/1/2032	1,825	1,808
	Cleveland OH GO	5.000%	12/1/2032	225	234
	Cleveland OH GO	3.000%	12/1/2033	990	978
	Cleveland OH GO	3.000%	12/1/2035	750	719
	Cleveland OH GO	3.000%	12/1/2036	795	749
	Cleveland OH GO	5.000%	12/1/2040	1,000	1,087
	Cleveland OH GO	5.000%	12/1/2041	860	929
	Cleveland OH GO	5.000%	12/1/2042	775	844
	Cleveland OH GO	5.000%	12/1/2043	250	268
	Cleveland OH GO	3.000%	12/1/2049	2,370	1,777
	Cleveland OH Income Tax Revenue	4.000%	10/1/2029	300	305
	Cleveland OH Income Tax Revenue	5.000%	10/1/2032	500	513
	Cleveland OH Income Tax Revenue	5.000%	10/1/2033	500	512
	Cleveland OH Income Tax Revenue	3.000%	10/1/2036	700	656
	Cleveland OH Income Tax Revenue	3.000%	10/1/2038	550	497
	Cleveland OH Income Tax Revenue	3.000%	10/1/2039	500	443
	Cleveland OH Income Tax Revenue	3.000%	10/1/2040	1,725	1,508
	Cleveland OH Income Tax Revenue	3.000%	10/1/2041	1,290	1,109
	Cleveland OH Income Tax Revenue	3.000%	10/1/2045	3,420	2,707
	Cleveland OH Income Tax Revenue	3.000%	10/1/2046	1,710	1,322
	Cleveland OH Income Tax Revenue	2.000%	10/1/2047	1,000	614
	Cleveland State University College & University Revenue	5.000%	6/1/2027	205	205
[3]	Cleveland State University College & University Revenue	5.000%	6/1/2040	2,000	2,177
	Cleveland-Cuyahoga County Port Authority Lease (Appropriation) Revenue (Administrative Headquarters Project)	5.000%	7/1/2037	1,820	2,059
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	4,924	4,993
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2044	2,500	2,367
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2026	265	266
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2030	1,530	1,619
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2031	1,605	1,713
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2032	1,690	1,813
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2033	1,780	1,900
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	6,010	6,146
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/2033	250	271
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/2035	300	321
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2037	300	304

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2040	350	348
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2046	1,150	1,042
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2051	1,100	944
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/2036	2,000	1,661
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Demorest Townhomes II Project)	4.000%	5/1/2034	145	145
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Magnolia Trace II Project)	5.750%	8/1/2036	1,500	1,600
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	2,245	2,234
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (The Falls Project)	4.000%	11/1/2035	1,825	1,801
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (The Falls Project)	5.000%	11/1/2035	670	712
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	4.000%	12/1/2035	1,175	1,157
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/2034	2,650	2,643
	Columbus OH GO	5.000%	4/1/2037	3,835	4,125
	Columbus OH GO	5.000%	8/15/2042	3,000	3,299
	Columbus OH GO	5.000%	10/1/2043	1,515	1,670
[2]	Columbus Regional Airport Authority Miscellaneous Revenue (OASBO Expanded Asset Program) VRDO	1.550%	6/4/2026	100	100
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2042	500	543
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2043	500	540
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2050	4,500	4,735
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	9,700	10,125
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	4.375%	6/1/2043	5,000	4,980
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	5.125%	1/1/2044	3,000	3,205
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	4.460%	11/1/2044	2,000	2,006
[4]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Brookshire Project)	6.300%	1/1/2046	200	201
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	2,000	2,012
[4]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Vivera Rosewood Project)	6.300%	1/1/2046	245	246
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/2030	335	357
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/2032	700	741
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/2039	1,345	1,353
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2044	6,810	5,620
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2048	3,000	2,278
	Cuyahoga Community College District GO	5.000%	12/1/2037	55	55
	Cuyahoga County OH GO	3.000%	12/1/2036	1,050	979
[5]	Cuyahoga County OH GO	5.000%	12/1/2044	1,130	1,233
[5]	Cuyahoga County OH GO	5.000%	12/1/2045	1,135	1,226
[5]	Cuyahoga County OH GO	5.000%	12/1/2046	1,200	1,282
[5]	Cuyahoga County OH GO	5.250%	12/1/2056	9,460	9,996
[5]	Cuyahoga County OH GO	5.500%	12/1/2061	14,895	15,925
[5]	Cuyahoga County OH GO	5.000%	12/1/2064	4,880	4,965
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	200	202
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	505	505
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2042	2,000	1,987
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/2052	1,975	1,976
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/2057	1,050	1,050
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2029	405	415
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2031	500	511
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2033	500	508
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2051	1,485	1,369
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/2031	1,000	891
	Dayton OH Water System Water Revenue	4.000%	12/1/2029	265	267
	Dayton OH Water System Water Revenue	4.000%	12/1/2030	200	201
	Dayton OH Water System Water Revenue	4.000%	12/1/2031	280	281
	Dayton OH Water System Water Revenue	4.000%	12/1/2034	970	974
[4]	Delaware County Port Authority College & University Revenue (Ohio Wesleyan University Project)	6.250%	8/1/2052	6,000	6,379
	Delhi Township OH GO	4.000%	12/1/2029	150	153
	Delhi Township OH GO	4.000%	12/1/2030	160	164
	Delhi Township OH GO	4.000%	12/1/2032	310	316
	Delhi Township OH GO	4.000%	12/1/2033	400	405
	Delhi Township OH GO	4.000%	12/1/2034	815	819
	Delhi Township OH GO	4.000%	12/1/2035	430	427
	Delhi Township OH GO	4.000%	12/1/2036	320	316
	Dublin City School District GO	5.000%	12/1/2043	700	761
	Dublin City School District GO	5.000%	12/1/2044	800	863
	Dublin OH GO	3.000%	12/1/2035	25	24
	Dublin OH GO	3.000%	12/1/2036	290	274
	East Knox Local School District GO	3.000%	11/1/2056	1,045	733
	EHOVE Joint Vocational School District GO	5.000%	12/1/2042	865	910

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	EHOVE Joint Vocational School District GO	5.000%	12/1/2044	875	910
	EHOVE Joint Vocational School District GO	5.000%	12/1/2045	1,000	1,035
	EHOVE Joint Vocational School District GO	5.250%	12/1/2061	2,000	2,033
	Elyria OH GO	4.000%	12/1/2031	225	225
	Elyria OH GO	4.000%	12/1/2032	280	280
	Elyria OH GO	4.000%	12/1/2033	440	440
	Euclid City School District GO	5.000%	1/15/2041	1,300	1,412
	Euclid City School District GO	5.000%	1/15/2043	1,430	1,534
	Euclid City School District GO	4.750%	1/15/2054	645	645
	Fairborn City School District GO	3.000%	12/1/2055	7,320	5,024
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2028	150	154
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2031	110	113
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2032	125	128
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2034	175	178
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2035	175	178
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2037	290	293
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2040	1,000	856
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2045	2,000	1,564
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2050	2,640	1,906
	Fairfield County OH GO	2.000%	12/1/2041	800	570
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/2045	4,210	3,318
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/2049	3,365	2,479
[1]	Fayette County OH Health, Hospital, Nursing Home Revenue	5.250%	12/1/2045	10,220	11,098
	Franklin City School District GO	3.000%	11/1/2040	400	352
	Franklin City School District GO	3.000%	11/1/2050	1,500	1,085
	Franklin City School District GO	3.000%	11/1/2057	6,180	4,201
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2029	800	830
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2032	565	582
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2035	500	512
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2036	1,360	1,389
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2038	620	632
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2039	515	524
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2051	8,560	8,325
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2038	1,000	1,103
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2039	1,000	1,097
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2040	1,000	1,092
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2042	4,000	4,312
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2029	530	570
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2032	135	144
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2034	100	106
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	25	24
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	485	485
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	2,585	2,441
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	7/1/2041	1,500	1,563
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.500%	7/1/2041	1,500	1,590
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2044	5,855	5,577
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	2,780	2,783
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/2047	5,000	4,586
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2047	1,490	1,502
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2048	4,235	4,570
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	4,910	4,306
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2055	6,280	6,548
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2055	1,100	1,027
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.850%	6/1/2026	12,900	12,900
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.850%	6/1/2026	6,700	6,700
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	1.450%	6/4/2026	1,285	1,285
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2037	1,155	1,195
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2038	2,500	2,585
[6]	Freddie Mac Pool	3.750%	10/1/2038	4,257	4,029
[6]	Freddie Mac Pool	4.250%	6/1/2041	1,983	1,929
[6]	Freddie Mac Pool	4.300%	8/1/2042	4,981	4,924

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fremont City School District GO	5.000%	1/15/2040	200	200
[1]	Gahanna-Jefferson City School District GO	3.000%	12/1/2057	3,565	2,382
	Grandview Heights City School District GO	5.000%	12/1/2042	1,000	1,096
	Grandview Heights City School District GO	4.000%	12/1/2051	1,980	1,809
	Grandview Heights City School District GO	3.125%	12/1/2055	245	179
	Grandview Heights City School District GO	4.250%	12/1/2055	1,555	1,464
	Grandview Heights City School District GO	5.000%	12/1/2058	2,390	2,467
	Great Oaks Career Campuses Board of Education COP	4.000%	12/1/2029	500	521
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2037	1,085	972
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2041	2,000	1,682
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	4,975	3,997
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2046	7,065	5,400
	Greene County Port Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2059	3,000	2,890
	Greene County Vocational School District GO	5.000%	12/1/2029	300	317
	Greene County Vocational School District GO	4.000%	12/1/2034	700	709
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,075
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	670	748
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	1,000	1,109
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2037	2,000	2,058
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,000	1,064
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	550	601
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2039	3,000	3,269
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	1,515	1,596
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	1,100	1,190
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	2,000	2,048
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	600	613
[1]	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	6/1/2043	1,600	1,756
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2043	1,000	1,066
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2045	1,000	1,048
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/2050	6,680	5,626
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	3,595	3,175
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/2050	2,945	2,483
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2050	2,500	2,419
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	6,255	6,379
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2055	900	916
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/2049	4,265	4,660
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2032	1,150	1,151
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2036	2,750	2,751
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2042	4,655	4,655
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2046	850	850
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2046	3,400	3,400
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2051	2,210	2,136
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2052	5	5
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	2.950%	6/1/2026	13,780	13,780
[2]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	1.500%	6/4/2026	200	200
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	1.590%	6/4/2026	300	300
[1,7]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2027	370	353
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2032	2,110	2,120
	Hamilton County Southwest Local School District GO	5.000%	1/15/2030	1,295	1,338
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/2030	200	207
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/2034	400	410
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/2036	350	357
[4]	Hickory Chase Community Authority Miscellaneous Revenue	5.000%	12/1/2040	5,320	5,478
	Hilliard OH Income Tax Revenue	5.000%	12/1/2038	1,655	1,789
	Hilliard OH Income Tax Revenue	5.000%	12/1/2040	1,825	1,959
	Hilliard OH Income Tax Revenue	5.000%	12/1/2041	1,915	2,052
	Hilliard OH Income Tax Revenue	5.000%	12/1/2042	510	544
	Hilliard OH Income Tax Revenue	5.000%	12/1/2058	7,000	7,190
	Hilliard School District GO	5.250%	12/1/2054	2,000	2,113
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2034	1,235	1,261
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2039	1,325	1,334
	Hudson OH City School District GO	4.000%	12/1/2033	420	420
	Indian Hill Exempted Village School District GO	2.000%	12/1/2040	1,250	925
	Indian Hill Exempted Village School District GO	2.125%	12/1/2041	1,265	919
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2042	720	796
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2043	5,000	5,494
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2044	2,500	2,722
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2045	2,000	2,159
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2048	3,000	3,163
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2053	3,000	3,130

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kenston Local School District GO	0.000%	12/1/2027	1,100	1,050
	Kent City School District GO	3.000%	12/1/2040	1,000	860
	Kent State University College & University Revenue	5.000%	5/1/2030	175	190
	Kent State University College & University Revenue	5.000%	5/1/2031	175	189
	Kent State University College & University Revenue	5.000%	5/1/2032	150	161
	Kent State University College & University Revenue	5.000%	5/1/2033	250	268
	Kent State University College & University Revenue	5.000%	5/1/2034	315	337
	Kent State University College & University Revenue	5.000%	5/1/2035	350	373
	Kent State University College & University Revenue	5.000%	5/1/2036	400	425
	Kent State University College & University Revenue	5.000%	5/1/2037	225	238
	Kent State University College & University Revenue	5.000%	5/1/2038	300	317
	Kent State University College & University Revenue	5.000%	5/1/2038	1,300	1,439
	Kent State University College & University Revenue	5.000%	5/1/2039	300	316
	Kent State University College & University Revenue	5.000%	5/1/2040	450	473
	Kettering City School District COP	5.000%	12/1/2031	260	272
	Kettering City School District COP	4.000%	12/1/2033	270	275
	Kettering City School District COP	4.000%	12/1/2035	375	381
	Kettering City School District COP	3.375%	12/1/2046	295	250
[1]	Kettering City School District GO	5.250%	12/1/2031	1,000	1,048
	Kings Local School District GO	5.500%	12/1/2062	3,760	3,934
	Lake Local School District OH Wood County GO	4.000%	12/1/2058	7,000	6,034
	Lakewood City School District GO	4.000%	11/1/2030	235	239
	Lakewood City School District GO	4.000%	11/1/2031	440	447
	Lakewood City School District GO	4.000%	11/1/2032	245	248
	Lakewood City School District GO	4.000%	11/1/2033	375	379
	Lakewood City School District GO	4.000%	11/1/2034	380	384
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2029	240	250
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2029	285	299
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2030	280	295
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2030	285	302
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	9,715	10,338
	Lexington Local School District GO	3.000%	10/1/2044	490	406
	Liberty Community Infrastructure Financing Authority Special Assessment Revenue	3.125%	12/1/2046	250	197
	Liberty-Benton Local School District GO	3.000%	11/1/2054	2,000	1,423
	Licking Heights Local School District GO	3.500%	10/1/2054	200	160
	Licking Heights Local School District GO	5.500%	10/1/2059	6,565	6,864
	Licking Knox & Del Counties Northridge Local School District GO	4.000%	10/1/2031	200	207
	Licking Knox & Del Counties Northridge Local School District GO	4.000%	10/1/2032	260	268
	Licking Knox & Del Counties Northridge Local School District GO	4.000%	10/1/2033	180	185
	Licking Knox & Del Counties Northridge Local School District GO	3.000%	10/1/2034	250	242
	Licking Knox & Del Counties Northridge Local School District GO	3.000%	10/1/2035	380	365
	Logan Elm Local School District GO	4.000%	11/1/2055	975	871
[1]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/2042	480	471
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,410	1,224
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2048	1,850	1,840
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2028	100	100
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2029	100	100
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2030	200	200
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2035	800	764
	Mahoning County OH Sewer System Sewer Revenue	2.125%	12/1/2040	100	74
	Medina County OH GO	4.000%	12/1/2029	165	165
	Medina County OH GO	4.000%	12/1/2031	160	160
	Medina County OH GO	3.000%	12/1/2035	270	261
	Medina County OH GO	3.000%	12/1/2037	500	469
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	100	104
	Miami University OH College & University Revenue	5.000%	9/1/2031	640	694
	Miami University OH College & University Revenue	5.000%	9/1/2036	685	740
	Miami Valley Career Technology Center GO	4.000%	12/1/2033	725	736
	Miami Valley Career Technology Center GO	5.000%	12/1/2044	4,550	4,650
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	1,630	1,530
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	550	519
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2047	285	246
	Mid-Ohio Water & Sewer District Water Revenue BANS	3.600%	5/26/2027	835	835
[3]	Midview Local School District COP	4.000%	11/1/2028	810	831
[3]	Midview Local School District COP	4.000%	11/1/2029	870	900
	Milford Exempted Village School District GO	4.000%	12/1/2034	300	309
	Milford Exempted Village School District GO	4.000%	12/1/2035	250	257
	Milford Exempted Village School District GO	4.000%	12/1/2036	150	154
	Milford Exempted Village School District GO	4.000%	12/1/2037	250	256
	Milford Exempted Village School District GO	4.000%	12/1/2040	225	228

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,130	1,138
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	230	239
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	500	523
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,000	2,081
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	175	189
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	300	319
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2036	1,530	1,316
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	450	448
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	1,950	1,965
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	375	395
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	1,000	1,002
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	270	284
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	4,060	3,554
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2040	3,000	2,983
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2040	120	93
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	4,130	3,788
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,015	888
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	4,525	4,182
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	1,700	1,212
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	2,340	2,059
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	5,060	4,447
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2049	1,100	1,116
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2054	4,850	4,859
[2]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	2.850%	6/1/2026	2,100	2,100
	Muskingum County OH GO	4.000%	12/1/2049	1,755	1,669
	Muskingum County OH GO	4.000%	12/1/2060	2,000	1,797
	New Albany Plain Local School District GO	5.250%	12/1/2059	2,000	2,120
	North Olmsted City School District GO	4.125%	10/15/2053	2,000	1,897
	North Ridgeville City School District GO	5.500%	12/1/2057	1,060	1,086
	North Ridgeville City School District GO	4.500%	12/1/2061	1,500	1,446
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2026	100	101
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2028	100	104
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2029	230	242
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2030	150	159
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/2035	750	752
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/2040	1,990	1,666
[3]	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/2042	1,310	1,214
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/2045	900	811
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/2040	205	179
	Oakwood City School District GO	5.000%	12/1/2039	200	216
	Oakwood City School District GO	5.000%	12/1/2040	500	539
	Oakwood City School District GO	5.000%	12/1/2042	655	702
	Oakwood City School District GO	5.000%	12/1/2044	375	398
	Oakwood City School District GO	5.000%	12/1/2045	455	480
	Oakwood City School District GO	5.000%	12/1/2046	815	852
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.875%	1/1/2036	645	646
	Ohio Air Quality Development Authority Electric Power & Light Revenue	4.350%	6/30/2040	1,500	1,515
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	12,600	12,705
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	2,000	1,991
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	3.500%	4/1/2030	1,715	1,721
	Ohio Appropriations Revenue	5.000%	12/15/2026	1,035	1,048
	Ohio Auto Parking Revenue	3.125%	11/15/2034	435	429
	Ohio Auto Parking Revenue	3.375%	11/15/2039	2,020	1,918
	Ohio GO	5.000%	5/1/2031	3,000	3,320
	Ohio GO	5.000%	5/1/2036	1,255	1,277
	Ohio GO	5.000%	3/1/2038	4,510	5,184
	Ohio GO	5.000%	3/1/2039	500	537
	Ohio GO	5.000%	11/1/2040	1,570	1,751
	Ohio GO	5.000%	3/1/2042	1,485	1,628
	Ohio GO	5.000%	5/1/2042	5,725	6,289
	Ohio GO	5.000%	3/1/2043	3,000	3,273
	Ohio GO	5.000%	3/1/2044	10,000	10,916
	Ohio GO	5.000%	5/1/2044	10,210	11,070
	Ohio GO	5.000%	6/15/2044	1,720	1,882
	Ohio GO VRDO	1.550%	6/3/2026	1,080	1,080
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	125	128
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	3,000	3,170
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2030	100	106
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	3,000	3,322
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,230	1,278

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2037	500	541
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2037	1,000	1,039
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,670	1,631
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	2,740	2,650
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2039	2,395	2,376
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	1,310	1,241
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	1,000	936
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	850	684
[3]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	1,500	1,240
	Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/2046	3,000	2,651
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2046	1,345	1,254
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2046	1,060	832
	Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/2049	8,000	5,007
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2050	15,445	13,422
[3]	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2050	1,740	1,547
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.100%	6/1/2026	2,600	2,600
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.550%	6/3/2026	400	400
	Ohio Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/1/2029	65	67
	Ohio Higher Educational Facility Commission Auto Parking Revenue (University Circle Inc. Project)	5.000%	1/15/2050	1,500	1,515
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2027	105	107
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/2031	2,040	2,057
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2035	150	152
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2042	450	454
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/2044	1,500	1,415
	Ohio Higher Educational Facility Commission College & University Revenue (Baldwin Wallace University 2022 Project)	6.000%	12/1/2052	1,975	1,995
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.750%	9/1/2037	2,605	2,698
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	6.000%	9/1/2052	1,250	1,259
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2038	1,225	1,255
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2036	720	671
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2037	720	661
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/2038	300	304
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/2039	300	303
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2050	4,250	3,081
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/2048	1,000	1,030
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/2053	2,000	2,037
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2025 Project)	5.000%	2/1/2041	1,400	1,526
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/2042	1,100	1,114
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2047	1,940	1,599
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	7,300	5,686
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/2045	1,000	847
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2020 Project)	4.000%	7/1/2044	1,300	1,249
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/2036	3,500	3,837
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/2030	300	306
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/2031	550	561
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/2032	275	280
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2026	475	478
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2028	1,140	1,187
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2029	1,015	1,072
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2030	740	777
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2031	200	209
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	4.000%	10/1/2049	2,180	1,792
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2046	2,375	2,014
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2034	2,875	2,882
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2039	4,890	4,832
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2044	1,980	1,862
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2039	2,905	2,905
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2044	2,890	2,759
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2018 Project)	5.000%	12/1/2028	200	209
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/2033	130	138

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/2034	875	926
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/2035	800	843
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/2036	250	253
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2037	250	227
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/2038	925	928
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2040	400	345
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2042	640	528
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	4.000%	2/1/2052	2,125	1,820
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2037	595	573
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2038	170	162
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2039	1,005	950
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2040	600	561
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2041	935	961
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2045	790	790
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2054	8,695	8,398
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	935	935
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	975	983
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	1,015	1,031
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,055	1,078
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	1,000	1,027
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	375	387
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	420	427
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/2039	1,555	1,638
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,000	997
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,310	1,323
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,325	1,320
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	350	313
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/2047	250	253
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2050	3,600	3,414
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/2052	2,500	2,490
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/1/2026	5,180	5,180
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/1/2026	1,300	1,300
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/2036	2,090	2,066
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	4/1/2041	1,990	2,056
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	9/1/2046	5,740	4,396
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.000%	3/1/2049	1,350	1,570
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.500%	3/1/2049	1,000	1,203
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/2050	595	590
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/2051	1,575	1,077
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,345	2,313
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/2052	9,630	9,973
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	3/1/2054	5,710	6,019
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/2054	1,705	1,700
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	3/1/2055	960	1,046
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	2,940	3,182
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,490	3,803
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	2,890	3,156
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/2055	2,975	2,970
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	2,815	3,091
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2057	1,760	1,969
[4,5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Ashford at Central Park Projects)	6.250%	1/1/2046	350	353
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/2050	2,485	2,491
[4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks Fairborn Projects)	6.125%	1/1/2046	640	652
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks of Holland Project)	6.300%	1/1/2045	430	444
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	2.450%	9/1/2037	5,060	4,255
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.500%	3/1/2047	400	401
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.000%	3/1/2048	1,215	1,216
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	2,380	2,358

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	1,820	2,063
[4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Silver Birch of Mason Project)	6.100%	1/1/2046	315	323
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/2027	1,890	1,896
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	1,000	1,002
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	740	742
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.680%	7/1/2028	140	139
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	10/1/2028	330	327
[2,4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.100%	6/1/2026	11,420	11,420
	Ohio Lease (Appropriation) Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/2028	160	168
	Ohio Lease (Appropriation) Revenue (Parks & Recreation Improvement Fund Projects) VRDO	1.600%	6/3/2026	150	150
	Ohio Miscellaneous Revenue	5.000%	12/15/2036	1,700	1,914
	Ohio Miscellaneous Revenue	5.000%	12/15/2037	1,475	1,650
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2038	5,585	5,921
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2040	4,000	4,213
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2041	750	797
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	10/1/2043	5,000	5,447
	Ohio Special Obligation Revenue VRDO	1.550%	6/3/2026	250	250
	Ohio State University College & University Revenue	4.000%	12/1/2039	2,230	2,263
[8]	Ohio State University College & University Revenue	4.000%	12/1/2048	15,000	14,218
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	6/1/2035	5,000	5,775
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/2046	13,145	14,088
	Ohio State University College & University Revenue VRDO	1.450%	6/3/2026	615	615
	Ohio State University College & University Revenue VRDO	1.550%	6/3/2026	100	100
	Ohio State University College & University Revenue VRDO	1.550%	6/3/2026	1,900	1,900
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2028	125	130
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/2034	500	560
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	1,825	1,298
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	7,975	5,405
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	9,615	6,213
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2038	430	472
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2039	3,355	3,672
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	3,155	1,849
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	1,500	758
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2043	5,000	5,087
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2046	9,500	9,116
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2046	2,000	2,088
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2051	3,905	4,025
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/2037	1,210	1,221
	Ohio University College & University Revenue	5.250%	12/1/2054	5,345	5,587
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/2035	135	148
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/2037	1,125	1,191
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/2039	5,025	5,294
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2044	1,000	1,041
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	2,000	2,123
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/2037	125	128
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2037	5,000	5,331
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	2,705	2,861
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2042	6,980	7,663
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2042	1,980	2,184
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2043	3,000	3,274
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	5,280	5,722
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2046	2,000	2,100
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2026	300	300
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2026	475	481
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2035	1,000	1,091
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2036	450	489
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2040	3,000	3,311
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	5,000	5,537
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	2,000	2,238
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	12,400	13,783
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	2,775	3,069
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	2,125	2,311
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	2,725	2,988
	Ohio Water Development Authority Water Revenue	5.250%	12/1/2047	3,000	3,264
	Olentangy Local School District GO	4.000%	12/1/2034	475	481
	Olentangy Local School District GO	5.000%	12/1/2044	5,395	5,899
[5]	Oxford OH Miami University College & University Revenue	5.000%	9/1/2045	1,745	1,879
[5]	Oxford OH Miami University College & University Revenue	5.250%	9/1/2047	1,575	1,697

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Oxford OH Miami University College & University Revenue	5.250%	9/1/2048	3,000	3,212
[5]	Oxford OH Miami University College & University Revenue	5.250%	9/1/2049	3,620	3,863
[3]	Perry Lake County Local School District COP	3.000%	12/1/2034	675	645
[3]	Perry Lake County Local School District COP	3.000%	12/1/2036	1,205	1,120
[3]	Perry Lake County Local School District COP	3.000%	12/1/2038	1,215	1,097
	Pickerington Local School District GO	4.000%	12/1/2038	1,000	1,026
	Pickerington Local School District GO	4.000%	12/1/2039	1,000	1,018
	Pickerington Local School District GO	5.250%	12/1/2059	2,000	2,074
[1]	Port of Greater Cincinnati Development Authority Auto Parking Revenue	5.000%	12/1/2055	2,860	2,905
[1]	Port of Greater Cincinnati Development Authority Auto Parking Revenue	5.000%	12/1/2060	2,400	2,433
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2053	2,220	2,245
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/2058	1,150	1,198
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	4,000	4,061
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	4,265	4,291
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/2063	1,600	1,664
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/2026	1,000	999
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue	5.000%	11/1/2051	2,000	1,963
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue (RBM Phase 3 Garage Project)	5.000%	12/1/2044	1,500	1,542
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue (RBM Phase 3 Garage Project)	5.125%	12/1/2055	1,500	1,494
[2,4]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	6/4/2026	2,500	2,500
	Reynoldsburg OH GO	3.550%	12/1/2042	640	603
	Reynoldsburg OH GO	3.600%	12/1/2048	670	572
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	220	231
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,000	2,044
	Rossford Exempted Village School District (School Facilities Project) COP	5.000%	12/1/2037	900	958
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/2047	1,000	932
	Rossford Exempted Village School District (School Facilities Project) COP	4.125%	12/1/2051	900	818
	Rossford Exempted Village School District GO	4.000%	12/1/2053	2,180	1,934
	Shaker Heights City School District GO	5.250%	12/15/2054	3,275	3,419
	Shaker Heights City School District GO	5.250%	12/15/2059	7,695	8,018
	Shaker Heights City School District GO	5.500%	11/1/2062	2,000	2,144
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2029	1,400	1,450
	Sharonville OH Special Obligation Revenue	4.000%	12/1/2039	550	557
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/2036	350	357
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/2037	350	356
	Southwest Licking Local School District GO	4.000%	11/1/2034	500	504
	Southwest Licking Local School District GO	3.375%	11/1/2047	120	99
	South-Western City School District GO	3.000%	12/1/2033	30	29
	Springfield-Clark County Career Technology Center GO	5.000%	10/1/2061	2,000	2,030
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/2053	4,160	4,383
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/2058	2,690	2,863
[3]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.500%	7/1/2060	5,680	5,894
[3]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2065	5,275	5,204
	Summit County Green Local School District GO	5.000%	11/1/2052	2,500	2,540
	Toledo City School District GO	5.000%	12/1/2054	3,000	3,099
	Toledo Lucas County Public Library GO	5.000%	12/1/2054	3,000	3,101
	Toledo OH Water System Water Revenue	5.000%	11/15/2037	5,040	5,368
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue (CHF-Toledo LLC-University Toledo Project)	5.000%	7/1/2034	950	950
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue (CHF-Toledo LLC-University Toledo Project)	5.000%	7/1/2039	950	938
	Tolles Career & Technical Center (School Facilities Project) COP	5.250%	12/1/2053	1,000	1,028
	Troy OH City School District GO	5.000%	12/1/2043	500	534
	Troy OH City School District GO	5.000%	12/1/2044	550	584
	Troy OH City School District GO	5.000%	12/1/2054	2,000	2,058
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2029	365	376
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2030	375	386
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2031	480	492
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2032	400	408
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2033	435	443
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2034	315	302
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2035	450	425

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2036	850	788
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2049	1,395	1,037
	Union County OH GO	5.000%	12/1/2027	215	220
	Union County OH GO	5.000%	12/1/2037	950	961
	Union County OH GO	5.000%	12/1/2038	615	621
	University of Akron College & University Revenue	5.000%	1/1/2030	510	542
	University of Akron College & University Revenue, ETM	5.000%	1/1/2030	20	21
	University of Cincinnati College & University Revenue	3.500%	6/1/2032	1,230	1,230
	University of Cincinnati College & University Revenue	5.000%	6/1/2036	180	186
	University of Cincinnati College & University Revenue	3.000%	6/1/2039	1,530	1,384
	University of Cincinnati College & University Revenue	5.000%	6/1/2039	1,070	1,174
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	1,180	1,282
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	760	829
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	845	916
	University of Cincinnati College & University Revenue	5.250%	6/1/2049	4,500	4,760
	University of Cincinnati College & University Revenue	5.250%	6/1/2054	10,100	10,556
	University of Toledo College & University Revenue	5.000%	6/1/2026	100	100
	University of Toledo College & University Revenue	5.000%	6/1/2027	100	102
	University of Toledo College & University Revenue	5.000%	6/1/2029	1,250	1,276
[4]	University of Toledo College & University Revenue TOB VRDO	3.050%	6/1/2026	790	790
[4]	University of Toledo College & University Revenue TOB VRDO	3.050%	6/1/2026	13,700	13,700
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/2033	175	181
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/2034	150	154
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/2036	320	326
	Upper Arlington OH Nontax Special Obligation Revenue	5.000%	12/1/2055	3,000	3,060
	Valley View Local School District GO	3.000%	11/1/2051	2,400	1,712
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	350	350
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	830	862
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	570	601
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	570	571
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	625	657
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,000	1,007
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,000	1,005
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	1,695	1,558
[3]	Warrensville Heights City School District GO	5.000%	12/1/2034	115	115
	West Carrollton City School District GO	3.000%	12/1/2039	1,125	1,006
	West Central Ohio Port Authority Miscellaneous Revenue (Global Impact Stem Academy Project)	5.500%	12/1/2055	1,220	1,229
	West Central Ohio Port Authority Miscellaneous Revenue (Global Impact Stem Academy Project)	5.500%	12/1/2062	1,445	1,446
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/2036	475	485
	Westfall Local School District GO	4.000%	12/1/2033	200	208
	Westfall Local School District GO	4.000%	12/1/2036	250	257
	Westfall Local School District GO	2.375%	12/1/2050	425	266
	Wickliffe City School District GO	3.000%	12/1/2039	400	357
	Wickliffe City School District GO	3.000%	12/1/2040	215	189
	Wickliffe City School District GO	4.000%	12/1/2050	3,080	2,757
	Winton Woods City School District GO	0.000%	11/1/2029	885	791
	Winton Woods City School District GO	0.000%	11/1/2030	1,005	864
	Winton Woods City School District GO	0.000%	11/1/2031	1,020	844
	Winton Woods City School District GO	0.000%	11/1/2032	1,140	904
	Worthington City School District GO	5.000%	12/1/2041	2,000	2,161
	Worthington City School District GO	5.000%	12/1/2043	1,370	1,466
	Worthington City School District GO	3.750%	12/1/2048	1,425	1,254
	Worthington City School District GO	5.500%	12/1/2054	11,000	11,648
[3]	Wright State University College & University Revenue	5.000%	5/1/2028	570	593
[3]	Wright State University College & University Revenue	5.000%	5/1/2029	595	630
[3]	Wright State University College & University Revenue	5.000%	5/1/2030	240	258
	Wynford Local School District GO	3.750%	11/1/2054	325	272
	Wyoming City School District GO	5.000%	12/1/2061	10,325	10,592
[3]	Yellow Springs Exempt Village School District GO	5.500%	12/1/2060	1,000	1,043
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2030	250	261
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2031	1,160	1,206
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2032	1,250	1,294
					1,518,644
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	101
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	100	109
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,150	1,113

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2039	140	150
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	375	391
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	375	391
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	25	26
					2,180
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	3,255	3,306
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	2,421	2,544
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	1,512	1,637
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	417	304
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	851	852
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	5,743	5,723
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	255	252
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	200	190
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	635	663
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,350	1,416
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	780	823
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	290	302
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	260
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	35	37
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	250	240
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	469	453
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	415	376
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	676	568
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	231	180
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,523	1,517
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	92	92
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	1,000	961
					22,696
Total Tax-Exempt Municipal Bonds (Cost $1,575,845)					1,543,621
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	2,061	1,422
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	794	558
Total Taxable Municipal Bonds (Cost $1,753)					1,980
Total Investments (99.9%) (Cost $1,577,598)					1,545,601
Other Assets and Liabilities—Net (0.1%)					2,068
Net Assets (100%)					1,547,669
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $46,916, representing 3.0% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Securities with a value of $489 have been segregated as initial margin for open futures contracts.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Ohio Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	67	13,840	29
5-Year U.S. Treasury Note	September 2026	85	9,113	45
10-Year U.S. Treasury Note	September 2026	29	3,185	11
Ultra 10-Year U.S. Treasury Note	September 2026	33	3,698	15
				100

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2026	(72)	(8,237)	(52)
				48

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
6/29/2026	RBC	260	Buy	10-Year MMD AAA General Obligation Scale	3.380%	9	9	—
8/18/2026	RBC	293	Buy	30-Year MMD AAA General Obligation Scale	4.770%	21	21	—
9/10/2026	JPMC	1,500	Buy	10-Year MMD AAA General Obligation Scale	3.190%	10	10	—
9/25/2026	JPMC	645	Buy	10-Year MMD AAA General Obligation Scale	3.360%	14	14	—
9/28/2026	JPMC	325	Buy	10-Year MMD AAA General Obligation Scale	3.400%	9	9	—
9/28/2026	RBC	65	Buy	10-Year MMD AAA General Obligation Scale	3.500%	2	2	—
9/30/2026	JPMC	130	Buy	10-Year MMD AAA General Obligation Scale	3.450%	4	4	—
						69	69	—
JPMC—JPMorgan Chase Bank, N.A.
RBC—Royal Bank of Canada.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,577,598)	1,545,601
Investment in Vanguard	34
Receivables for Investment Securities Sold	41,185
Receivables for Accrued Income	22,901
Receivables for Capital Shares Issued	934
Variation Margin Receivable—Futures Contracts	24
Unrealized Appreciation—Over-the-Counter Swap Contracts	69
Other Assets	30
Total Assets	1,610,778
Liabilities
Due to Custodian	3
Payables for Investment Securities Purchased	60,417
Payables for Capital Shares Redeemed	1,422
Payables for Distributions	1,207
Payables to Vanguard	60
Total Liabilities	63,109
Net Assets	1,547,669
At May 31, 2026, net assets consisted of:

Paid-in Capital	1,639,459
Total Distributable Earnings (Loss)	(91,790)
Net Assets	1,547,669

Net Assets
Applicable to 132,252,479 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,547,669
Net Asset Value Per Share	$11.70

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Interest	28,280
Total Income	28,280
Expenses
The Vanguard Group—Note C
Investment Advisory Services	98
Management and Administrative	490
Marketing and Distribution	55
Custodian Fees	4
Shareholders’ Reports	15
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	667
Net Investment Income	27,613
Realized Net Gain (Loss)
Investment Securities Sold	(849)
Futures Contracts	(501)
Swap Contracts	436
Realized Net Gain (Loss)	(914)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,210)
Futures Contracts	152
Swap Contracts	(419)
Change in Unrealized Appreciation (Depreciation)	(1,477)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,222

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	27,613	48,961
Realized Net Gain (Loss)	(914)	(10,849)
Change in Unrealized Appreciation (Depreciation)	(1,477)	(3,470)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,222	34,642
Distributions
Total Distributions	(27,157)	(48,191)
Capital Share Transactions
Issued	235,747	337,889
Issued in Lieu of Cash Distributions	19,934	35,266
Redeemed	(135,685)	(264,610)
Net Increase (Decrease) from Capital Share Transactions	119,996	108,545
Total Increase (Decrease)	118,061	94,996
Net Assets
Beginning of Period	1,429,608	1,334,612
End of Period	1,547,669	1,429,608

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.72	$11.86	$11.43	$11.39	$13.21	$13.29
Investment Operations
Net Investment Income[1]	.217	.420	.392	.362	.308	.320
Net Realized and Unrealized Gain (Loss) on Investments	(.024)	(.147)	.424	.036	(1.718)	.018
Total from Investment Operations	.193	.273	.816	.398	(1.410)	.338
Distributions
Dividends from Net Investment Income	(.213)	(.413)	(.386)	(.358)	(.307)	(.320)
Distributions from Realized Capital Gains	—	—	—	—	(.103)	(.098)
Total Distributions	(.213)	(.413)	(.386)	(.358)	(.410)	(.418)
Net Asset Value, End of Period	$11.70	$11.72	$11.86	$11.43	$11.39	$13.21
Total Return[2]	1.66%	2.43%	7.24%	3.56%	-10.81%	2.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,548	$1,430	$1,335	$1,252	$1,294	$1,742
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3]	0.13%[3]	0.13%[3]	0.13%[3]	0.13%
Ratio of Net Investment Income to Average Net Assets	3.72%	3.66%	3.35%	3.18%	2.58%	2.42%
Portfolio Turnover Rate	5%	24%	41%	60%	86%	43%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average units outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%, 0.13%, 0.13%, and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2026, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended May 31, 2026, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Ohio Long-Term Tax-Exempt Fund
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $34,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,543,621	—	1,543,621
Taxable Municipal Bonds	—	1,980	—	1,980
Total	—	1,545,601	—	1,545,601
Derivative Financial Instruments
Assets
Futures Contracts[1]	100	—	—	100
Swap Contracts	—	69	—	69
Total	100	69	—	169
Liabilities
Futures Contracts[1]	(52)	—	—	(52)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Ohio Long-Term Tax-Exempt Fund
E.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,578,004
Gross Unrealized Appreciation	17,897
Gross Unrealized Depreciation	(50,183)
Net Unrealized Appreciation (Depreciation)	(32,286)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2025, the fund had available capital losses totaling $60,987,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2026, the fund purchased $203,920,000 of investment securities and sold $68,747,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $0 and sales were $23,155,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	Shares (000)	Shares (000)
Issued	20,165	29,529
Issued in Lieu of Cash Distributions	1,704	3,072
Redeemed	(11,619)	(23,086)
Net Increase (Decrease) in Shares Outstanding	10,250	9,515
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q972 072026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2026

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 22, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.